Income Taxes (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Income Taxes [Line Items]
Unrecognized tax benefits		12 months
Valuation allowance for the deferred tax assets (in Dollars)
Anhui Xinxu Ltd [Member]
Income Taxes [Line Items]
Subject to statutory income tax rate	15.00%
Hong Kong [Member[
Income Taxes [Line Items]
Subject to statutory income tax rate	16.50%
PRC [Member]
Income Taxes [Line Items]
Subject to statutory income tax rate	25.00%